UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Aerospace & Defense 2.0%
848,800	Honeywell International, Inc.	$36,303,176

Beverages 1.4%
443,586	PepsiCo, Inc.	25,634,835

Biotechnology 3.6%
325,100	Amgen, Inc.(a)(b)	23,651,025
240,300	Genentech, Inc.(a)	20,307,753
373,199	Gilead Sciences, Inc.(a)	23,220,442

		67,179,220

Building Products 0.8%
331,200	American Standard Cos., Inc.(b)	14,195,232

Capital Markets 7.0%
625,500	Bank of New York Co., Inc. (The)	22,543,020
1,240,800	Charles Schwab Corp. (The)	21,354,168
120,100	Goldman Sachs Group, Inc.(b)	18,850,896
513,600	Merrill Lynch & Co., Inc.(b)	40,451,136
243,700	UBS AG	26,799,689

		129,998,909

Chemicals 1.2%
532,600	E.I. du Pont de Nemours & Co.(b)	22,481,046

Commercial Banks 1.7%
393,400	Bank of America Corp.	17,915,436
409,000	Royal Bank of Scotland Group PLC (United Kingdom)	13,309,537

		31,224,973

Commercial Services & Supplies 1.3%
684,200	Waste Management, Inc.	24,152,260

Communications Equipment 2.2%
1,002,400	Cisco Systems, Inc.(a)	21,722,008
367,300	QUALCOMM, Inc.	18,589,053

		40,311,061

Computers & Peripherals 0.8%
250,500	Apple Computer, Inc.(a)	15,711,360

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	1

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Consumer Finance 1.4%
486,200	American Express Co.	$25,549,810

Diversified Financial Services 1.6%
641,300	Citigroup, Inc.	30,288,599

Diversified Telecommunication Services 1.2%
672,600	Verizon Communications, Inc.	22,908,756

Energy Equipment & Services 3.8%
461,900	GlobalSantaFe Corp.	28,060,425
210,700	Transocean, Inc.(a)(b)	16,919,210
559,800	Weatherford International, Ltd.(a)(b)	25,610,850

		70,590,485

Food & Staples Retailing 3.1%
1,177,200	Kroger Co. (The)(a)(b)	23,967,792
382,200	Wal-Mart Stores, Inc.	18,055,128
224,900	Whole Foods Market, Inc.(b)	14,942,356

		56,965,276

Food Products - 1.2%
548,803	Cadbury Schweppes PLC ADR (United Kingdom)	21,952,120

Healthcare Equipment & Supplies 2.1%
185,900	Alcon, Inc.	19,381,934
466,500	St. Jude Medical, Inc.(a)	19,126,500

		38,508,434

Healthcare Providers & Services 1.9%
328,800	Caremark Rx, Inc.(a)	16,170,384
357,800	UnitedHealth Group, Inc.	19,986,708

		36,157,092

Hotels, Restaurants & Leisure 1.7%
248,600	Marriott International, Inc. “Class A”	17,053,960
345,800	Outback Steakhouse, Inc.	15,215,200

		32,269,160

Household Products 1.8%
583,939	Procter & Gamble Co.	33,646,565

See Notes to Financial Statements.

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Shares	Description	Value

Independent Power Producers & Energy Traders 1.1%
474,600	TXU Corp.	$21,243,096

Insurance 4.0%
519,200	American International Group, Inc.(b)	34,313,928
649,600	Axis Capital Holdings, Ltd.	19,423,040
194,700	Loews Corp.	19,703,640

		73,440,608

Internet Software & Services 4.7%
716,600	eBay, Inc.(a)(b)	27,990,396
95,000	Google, Inc. “Class A”(a)(b)	37,050,000
668,800	Yahoo!, Inc.(a)(b)	21,575,488

		86,615,884

Media 3.8%
384,100	Comcast Corp. “Class A”(a)	10,048,056
761,300	Disney (Walt) Co.	21,232,657
1,078,600	Liberty Global, Inc. “Series C”(a)	21,302,350
443,500	Viacom, Inc. “Class B”(a)	17,207,800

		69,790,863

Metals & Mining 8.3%
936,400	Cia Vale Do Rio Doce ADR (Brazil)	45,443,492
511,800	Freeport-McMoRan Copper & Gold, Inc. “Class B”(b)	30,590,286
436,300	Inco, Ltd.(b)	21,767,007
1,642,900	Newcrest Mining Ltd. (Australia)	27,498,498
378,000	Phelps Dodge Corp.	30,440,340

		155,739,623

Multi-line Retail 1.8%
301,700	Federated Department Stores, Inc.	22,024,100
202,100	Target Corp.	10,511,221

		32,535,321

Multi-Utilities 1.3%
520,700	Sempra Energy	24,191,722

Office Electronics 1.4%
1,715,800	Xerox Corp.(a)	26,080,160

Oil, Gas & Consumable Fuels 7.1%
363,650	Apache Corp.	23,822,712
530,700	Nexen, Inc.	29,209,728

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	3

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value

303,600	Occidental Petroleum Corp.	$28,128,540
246,700	Petroleo Brasileiro SA ADR (Brazil)	21,381,489
400,500	Suncor Energy, Inc. (Canada)	30,737,521

		133,279,990

Pharmaceuticals 5.9%
655,600	Novartis AG ADR (Switzerland)	36,346,464
1,259,900	Pfizer, Inc.	31,396,708
346,600	Roche Holding AG ADR (Switzerland)	25,739,383
354,800	Sanofi-Aventis ADR (France)	16,835,260

		110,317,815
Semiconductors & Semiconductor Equipment 4.8%
571,200	Broadcom Corp. “Class A”(a)	24,652,992
396,100	Marvell Technology Group Ltd.(a)	21,429,010
508,700	Maxim Integrated Products, Inc.(b)	18,898,205
718,700	Texas Instruments, Inc.(b)	23,336,189

		88,316,396
Software 6.7%
755,600	Adobe Systems, Inc.	26,385,552
812,935	CA, Inc.	22,119,961
333,200	Electronic Arts, Inc.(a)(b)	18,232,704
1,247,800	Microsoft Corp.	33,952,638
418,700	SAP AG ADR (Germany)(b)	22,743,784

		123,434,639
Specialty Retail 2.4%
309,300	Chico’s FAS, Inc.(a)	12,569,952
350,300	Home Depot, Inc.	14,817,690
149,300	Lowe’s Cos., Inc.	9,620,892
155,200	Williams-Sonoma, Inc.(a)	6,580,480

		43,589,014
Textiles, Apparel & Luxury Goods 1.0%
531,700	Coach, Inc.(a)	18,386,186

Tobacco 1.4%
362,300	Altria Group, Inc.	25,672,578

Wireless Telecommunication Services 1.1%
782,600	Sprint Nextel Corp.	20,222,384

	Total long-term investments (cost $1,447,702,018)	1,828,884,648

See Notes to Financial Statements.

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Shares	Description	Value
SHORT-TERM INVESTMENT 17.2%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
318,158,950	(cost $318,158,950; includes $295,699,719 of cash collateral received for securities on loan)(c)(d)	$318,158,950

	Total Investments 115.8% (cost $1,765,860,968)(e)	2,147,043,598
	Liabilities in excess of other assets (15.8%)	(292,238,501)

	Net Assets 100.0%	$1,854,805,097

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $285,160,058; cash collateral of $295,699,719 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 1,779,463,612	$381,219,741	$13,639,755	$367,579,986

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	5

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

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The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Jennison Blend Fund, Inc.	7

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.